Financial Instruments And Risk Management (Narrative) (Details)		12 Months Ended
	Apr. 06, 2015	Dec. 31, 2015 USD ($) contract item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)
Derivative [Line Items]
Collateral balances		$ 0
Number of Credit Risk Derivatives Held | contract		0
Other Derivative Contracts		$ 29,000,000
Percent of Accounts Receivable and Financial Derivative credit exposures with investment grade counterparties		95.00%	94.00%
Number Of Counterparties With More Than Ten Percent Of The Fair Value Of The Outstanding Risk Management Contracts | item		2	3
Line of Credit Facility, Remaining Borrowing Capacity		$ 2,350,000,000
Expiration Date - Line of Credit		Jul. 31, 2020
Line of Credit Facility, Amount Outstanding		$ 650,000,000
Unused Capacity Under Shelf Prospectus Amount		$ 4,900,000,000
Debt Instrument, Maturity Date	Jan. 18, 2018
Debt Amount Not Subject to Foreign Exchange exposure			$ 600,000,000
Number of Foreign Currency Derivatives Held | contract		0
Change in FX (Gain) Loss due to $0.01 Change in Exchange Rate		$ 39,000,000	61,000,000	$ 48,000,000
Increase Decrease in Net earnings from One Percent Change in Interest Rate on Floating Rate Debt		$ 5,000,000	10,000,000	$ 0
Line of Credit Facility, Expiration Period		5 years
Maximum [Member]
Derivative [Line Items]
Guarantor Obligations, Term		P9Y
Guarantor Obligations, Maximum Exposure, Undiscounted		$ 472,000,000
Minimum [Member]
Derivative [Line Items]
Guarantor Obligations, Term		P5Y
Interest Rate Contract [Member]
Derivative [Line Items]
Derivative, Number of Instruments Held | item		0
London Interbank Offered Rate (LIBOR) [Member]
Derivative [Line Items]
Line of Credit Facility, Amount Outstanding		$ 210,000,000
Variable Rate [member]
Derivative [Line Items]
Floating Rate Debt		$ 650,000,000	$ 1,277,000,000
Counterparty One [Member]
Derivative [Line Items]
Percent Of The Fair Value Of Outstanding In The Money Net Risk Management Contracts		13.00%	16.00%
Counterparty Two [Member]
Derivative [Line Items]
Percent Of The Fair Value Of Outstanding In The Money Net Risk Management Contracts		11.00%	16.00%
Counterparty Three [Member]
Derivative [Line Items]
Percent Of The Fair Value Of Outstanding In The Money Net Risk Management Contracts			15.00%
Revolving Credit Facility [Member]
Derivative [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 4,500,000,000
Expiration Date - Line of Credit		Jul. 31, 2020
Revolving Credit Facility [Member] | Parent Company [Member]
Derivative [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 3,000,000,000
Shelf Prospectus [Member]
Derivative [Line Items]
Expiration Date		Jul. 31, 2016
Debt Instrument, Maturity Date		Jul. 01, 2016
Canada [Member]
Derivative [Line Items]
Unsecured Debt		$ 5,400,000,000	$ 6,700,000,000
United States [Member] | Revolving Credit Facility [Member] | Subsidiary Issuer [Member]
Derivative [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		1,500,000,000
United States Of America Dollars [Member]
Derivative [Line Items]
Line of Credit Facility, Amount Outstanding		650,000,000	1,277,000,000
Unsecured Debt		$ 5,350,000,000	6,677,000,000
Canadian Dollar [Member]
Derivative [Line Items]
Unsecured Debt			$ 647,000,000